Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of April 2017

Collection Period Start	1-Apr-17	Distribution Date	15-May-17
Collection Period End	30-Apr-17	30/360 Days	30
Beg. of Interest Period	17-Apr-17	Actual/360 Days	28
End of Interest Period	15-May-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	331,209,900.36	295,772,846.52	0.3312655
Total Securities		892,857,285.72	331,209,900.37	295,772,846.53	0.3312655
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	113,352,614.65	77,915,560.81	0.3091887
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	35,437,053.84	132,244.72	140.6232295	0.5247806
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,437,053.84	230,994.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,301,127.64
Monthly Interest				1,598,184.05
Total Monthly Payments				5,899,311.69

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				335,062.36
Aggregate Sales Proceeds Advance				16,203,734.90
Total Advances				16,538,797.26

Vehicle Disposition Proceeds:
Reallocation Payments				21,603,851.00
Repurchase Payments				1,441,088.84
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,034,450.60
Excess Wear and Tear and Excess Mileage				276,814.63
Remaining Payoffs				0.00
Net Insurance Proceeds				337,941.93
Residual Value Surplus				560,803.68
Total Collections				53,693,059.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,655,622.00			1,092
Involuntary Repossession	176,132.00			12
Voluntary Repossession	104,850.00			7
Full Termination	7,640,142.00			615
Bankruptcty	27,105.00			2
Insurance Payoff		329,324.33		20
Customer Payoff			269,917.54	16
Grounding Dealer Payoff			4,348,285.99	266
Dealer Purchase			1,290,090.71	64
Total	21,603,851.00	329,324.33	5,908,294.24	2,094

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of April 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,601	389,092,124.73	7.00000%	331,209,900.36
Total Depreciation Received		(5,850,958.27)		(4,597,355.46)
Principal Amount of Gross Losses	(42)	(796,566.84)		(686,327.59)
Repurchase / Reallocation	(108)	(1,628,479.86)		(1,441,088.84)
Early Terminations	(1,000)	(15,556,646.24)		(13,100,872.46)
Scheduled Terminations	(1,121)	(18,011,489.13)		(15,611,409.49)
Pool Balance - End of Period	18,330	347,247,984.39		295,772,846.52

Remaining Pool Balance
Lease Payment				45,479,791.86
Residual Value				250,293,054.66
Total				295,772,846.52

III. DISTRIBUTIONS

Total Collections					53,693,059.63
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					53,693,059.63

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					259,713.26
3. Reimbursement of Sales Proceeds Advance					15,558,796.41
4. Servicing Fee:
Servicing Fee Due					276,008.25
Servicing Fee Paid					276,008.25
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,094,517.92

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					132,244.72

Class A-3 Notes Monthly Interest Paid					132,244.72
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of April 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	230,994.72
Total Note and Certificate Monthly Interest Paid	230,994.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,367,546.99

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,437,053.84

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,437,053.84
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,930,493.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of April 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			1,930,493.15
Gross Reserve Account Balance			15,323,352.44
Remaining Available Collections Released to Seller			1,930,493.15
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.60
Monthly Prepayment Speed			39%
Lifetime Prepayment Speed			73%

		$	units
Recoveries of Defaulted and Casualty Receivables		723,299.36
Securitization Value of Defaulted Receivables and Casualty Receivables		686,327.59	42
Aggregate Defaulted and Casualty Gain (Loss)		36,971.77
Pool Balance at Beginning of Collection Period		331,209,900.36
Net Loss Ratio
Current Collection Period		0.0112%
Preceding Collection Period		0.0148%
Second Preceding Collection Period		-0.0021%
Third Preceding Collection Period		-0.0312%

Cumulative Net Losses for all Periods		0.2001%	1,786,560.12

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.73%	2,420,941.38	163
61-90 Days Delinquent	0.26%	856,326.18	55
91-120+ Days Delinquent	0.09%	309,221.84	16
More than 120 Days	0.00%	9,006.78	1
Total Delinquent Receivables:	1.08%	3,595,496.18	235

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.35%	0.35%
Preceding Collection Period		0.30%	0.27%
Second Preceding Collection Period		0.30%	0.30%
Third Preceding Collection Period		0.38%	0.37%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		21,295,764.00	1,707
Securitization Value		22,649,768.24	1,707
Aggregate Residual Gain (Loss)		(1,354,004.24)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		230,134,797.51	17,000
Cumulative Securitization Value		247,905,759.75	17,000
Cumulative Residual Gain (Loss)		(17,770,962.24)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			26,076,329.26
Reimbursement of Outstanding Advance			15,558,796.41
Additional Advances for current period			16,203,734.90
Ending Balance of Residual Advance			26,721,267.75

Beginning Balance of Payment Advance			674,175.34
Reimbursement of Outstanding Payment Advance			259,713.26
Additional Payment Advances for current period			335,062.36
Ending Balance of Payment Advance			749,524.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of April 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO